CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL [Text Block]
8.	CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL

Issued Capital Stock

On October 28, 2015, pursuant to a share surrender and cancellation agreement, the Company cancelled 13,000,186 shares of common stock surrendered to the Company, originally issued through debt conversion agreements on February 11, 2015 and March 31, 2015.

On January 29, 2016, the Company completed an initial public offering in Canada, issuing an aggregate of 6,050,000 shares of common stock at a price of $0.10 per share for gross proceeds of $605,000. In connection with the offering, the Company paid a cash commission of $48,400 and issued 484,000 agent warrants valued at $42,248 (discount rate – 0.43%, volatility – 215.3%, expected life – 2 years, dividend yield – 0%), exercisable at $0.10 per share for period of 24 months. The Company also paid the agent a corporate finance fee of $25,000 and incurred other share issuance costs of $53,667.

On June 3, 2016, the Company issued 19,250 shares of common stock upon the exercise of agent warrants at a price of $0.10 per share.

On July 18, 2016, the Company issued 1,500,000 shares of common stock at a price of $0.16 per share to Klondike pursuant to the Klondike properties purchase agreement (Note 3).

On August 1, 2016, the Company issued 400,000 shares of common stock at a price of $0.15 per share to the Company’s CEO as compensation. The shares were valued at $60,000 on issuance and were recognized as consulting expense.

On November 1, 2016 and November 7, 2016, the Company issued a total of 272,080 shares of common stock upon the exercise of agent warrants at a price of $0.10 per share.

On January 25, 2017, the Company issued 920,000 units valued at $0.20 per unit to an individual pursuant to a debt conversion by the individual in the amount of $184,000 (US$140,000), representing a cash commission equal to 7 per cent of the US$2,000,000 purchase price of the Idaho-Maryland property (Note 3). Each unit consists of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

Private Placement

On December 23, 2016, the Company completed a non-brokered private placement, issuing an aggregate of 21,044,500 units at a price of $0.20 per unit for gross proceeds of $4,208,900. Each unit consists of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance. In connection with the private placement, the Company paid finders fees of $218,410 and issued a total of 1,104,300 agent warrants valued at $191,724 (discount rate – 0.76%, volatility – 179.53%, expected life – 2 years, dividend yield – 0%), exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

On January 24, 2017, the Company completed a non-brokered private placement, issuing an aggregate of 1,340,000 units at a price of $0.20 per unit for gross proceeds of $268,000. Each unit consists of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance. In connection with the private placement, the Company paid finders fees of $5,220 and issued a total of 26,100 agent warrants valued at $5,919 (discount rate – 0.76%, volatility – 175.85%, expected life – 2 years, dividend yield – 0%), exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

On February 6, 2017, the Company completed a non-brokered private placement, issuing an aggregate of 455,000 units at a price of $0.25 per unit for gross proceeds of $113,750. Each unit consists of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance. In connection with the private placement, the Company paid finders fees of $2,625 and issued a total of 10,500 agent warrants valued at $2,657 (discount rate – 0.70%, volatility – 175.86%, expected life – 2 years, dividend yield – 0%), exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

On April 11, 2017, the Company announced a non-brokered private placement of up to 8,700,000 units at a price of $0.23 per unit for gross proceeds of up to $2,000,000, each unit consisting of one share of common stock and one non-transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance. The private placement closed subsequent to April 30, 2017 (Note 11).

Stock Options

During the period ended April 30, 2017, the Company granted:

a)	a total of 2,729,142 stock options to the Company’s CEO, exercisable at a weighted average price of $0.23 per share for a period of five years;

b)	500,000 incentive stock options to an investor relations consultant, each option exercisable into one share of common stock at a price of $0.33 until February 7, 2020.

c)	500,000 stock options to a director of the Company, exercisable at a price of $0.27 per share until April 3, 2022.

d)	900,000 stock options to two directors of the Company, exercisable at a price of $0.28 per share until April 20, 2020.

The following incentive stock options were outstanding at April 30, 2017:

Number	Exercise
of Shares	Price	Expiry Date

1,100,000	$ 0.15	March 22, 2021
586,600	0.20	August 8, 2021
2,142,542	0.24	December 27, 2021
500,000	0.33	February 7, 2020
500,000	0.27	April 3, 2022
900,000	0.28	April 30, 2020
5,729,142	0.24

Stock option transactions are summarized as follows:

		Weighted
	Number of	Average
	Options	Exercise Price

Balance, July 31, 2015	-	$-
Options granted	2,700,000	0.15

Balance, July 31, 2016	2,700,000	$0.15
Options granted	4,629,142	0.26
Options exercised	(400,000)	(0.15)
Options expired/forfeited	(1,200,000)	(0.15)

Balance outstanding and exercisable, April 30, 2017	5,729,142	$0.24

The following warrants were outstanding at April 30, 2017:

Number	Exercise
of Warrants	Price	Expiry Date

192,670	$ 0.10	January 29, 2018
1,500,000	0.227	July 13, 2018
22,148,800	0.40	December 23, 2018
2,286,100	0.40	January 24, 2019
465,500	0.40	February 6, 2019
26,593,070	$ 0.39

Warrant transactions are summarized as follows:

		Weighted
	Number of	Average
	Options	Exercise Price

Balance, July 31, 2015	-	$-
Warrants issued	1,984,000	0.20
Warrants exercised	(19,250)	(0.10)

Balance, July 31, 2016	1,964,750	$0.20
Warrants issued	24,900,400	0.40
Warrants exercised	(272,080)	(0.10)

Balance outstanding, April 30, 2017	26,593,070	$0.39

During the period ended April 30, 2017, the Company issued 1,140,900 (2016 – 484,000) agent warrants with a weighted average fair value of $0.18 (2016 - $0.09) per warrant.

The following weighted average assumptions were used for the Black-Scholes option-pricing model valuation of agent warrants issued during the period:

	2017	2016

Risk-free interest rate	0.76%	0.43%
Expected life of warrants	2.0 years	2.0 years
Expected annualized volatility	179.41%	215.30%
Dividend	nil	nil
Forfeiture rate	0%	0%

Share-Based Payments

The Company has a stock option plan under which it is authorized to grant options to executive officers and directors, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. Under the plan the exercise price of each option equals the market price of the Company’s stock, less any applicable discount, as calculated on the date of grant. The options can be granted for a maximum term of 5 years with vesting determined by the board of directors.

During the period ended April 30, 2017, the Company granted 4,629,142 (2016 – 2,700,000) stock options with a weighted average fair value of $0.18 (2016 - $0.14). The Company recognized share-based payments expense of $1,010,064 (2016 - $369,006).

The following weighted average assumptions were used for the Black-Scholes option-pricing model valuation of stock options granted during the period:

	2017	2016

Risk-free interest rate	0.82%	0.64%
Expected life of options	4.07 years	5.00 years
Expected annualized volatility	128.23%	151.50%
Dividend	-	-
Forfeiture rate	-	-

8.	CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL

Issued Capital Stock

On February 11, 2015, the Company entered into debt conversion agreements with five investors pursuant to which such investors agreed to convert an aggregate of $400,000 in debt into 20,000,000 shares of the Company’s common stock at a price of $0.02 per share.

On March 31, 2015, the Company entered into debt conversion agreements with 13 investors pursuant to which such investors agreed to convert an aggregate of $206,675 in debt into 10,333,771 shares of the Company’s common stock at a price of $0.02 per share. These shares were formally issued on April 9, 2015.

On April 23, 2015, the Company entered into debt conversion agreements with two investors pursuant to which such investors agreed to convert an aggregate of $40,982 in debt into 1,170,906 shares of the Company’s common stock at a price of $0.035 per share.

On April 23, 2015, the Company completed a non-brokered private placement, issuing an aggregate of 6,000,002 shares of common stock to six investors at a price of $0.035 per share for gross proceeds of $210,000.

On October 28, 2015, pursuant to a share surrender and cancellation agreement, the Company cancelled 13,000,186 shares of common stock surrendered to the Company, originally issued through the debt conversion agreements on February 11, 2015 and March 31, 2015.

On January 29, 2016, the Company completed an initial public offering in Canada, issuing an aggregate of 6,050,000 shares of common stock at a price of $0.10 per share for gross proceeds of $605,000. In connection with the offering, the Company paid a cash commission of $48,400 and issued 484,000 agent warrants valued at $42,248 (discount rate – 0.43%, volatility – 215.3%, expected life – 2 years, dividend yield – 0%), exercisable at $0.10 per share for period of 24 months. The Company also paid the agent a corporate finance fee of $25,000 and incurred other share issuance costs of $53,667.

On June 3, 2016, the Company issued 19,250 shares of common stock upon the exercise of agent warrants at a price of $0.10 per share.

On July 18, 2016, the Company issued 1,500,000 shares of common stock at a price of $0.16 per share to Klondike pursuant to the Klondike properties purchase agreement (Note 4).

Stock Options

During the year ended July 31, 2016, the Company granted 2,700,000 stock options, exercisable at a price of $0.15 per share for a period of five years, to directors and consultants.

The following incentive stock options were outstanding at July 31, 2016:

Number	Exercise
of Shares	Price	Expiry Date

2,700,000	$ 0.15	January 31, 2021

Warrants

During the year ended July 31, 2016, the Company:

a)	Issued 484,000 agent warrants pursuant to the initial public offering in January 2016 (Note 8), of which a total of 19,250 warrants were exercised during the current year, and

b)	Issued 1,500,000 warrants pursuant to the Klondike properties purchase agreement (Note 4).

The following warrants were outstanding at July 31, 2016:

Number	Exercise
of Warrants	Price	Expiry Date

464,750	$ 0.10	January 29, 2018
1,500,000	0.227	July 13, 2018
1,964,750	$ 0.20

The Company has a stock option plan under which it is authorized to grant options to executive officers, directors, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. Under the plan the exercise price of each option equals the market price of the Company’s stock, less any applicable discount, as calculated on the date of grant. The options can be granted for a maximum term of 5 years with vesting determined by the board of directors.

During the period ended July 31, 2016, the Company granted 2,700,000 (2015 – nil) stock options with a weighted average fair value of $0.14 (2015 - $Nil). The Company recognized share-based payments expense of $369,006 (2015 - $Nil).

The following weighted average assumptions were used for the Black-Scholes option-pricing model valuation of stock options granted during the year:

	2016	2015

Risk-free interest rate	0.64%	N/A
Expected life of options	5.00 years	N/A
Expected annualized volatility	151.50%	N/A
Dividend	-	N/A
Forfeiture rate	-	N/A